Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Short-term employee benefits	$ 40	$ 31
Post-employment benefits	1	1

Share-based payments	40	39
Total	$ 81	$ 71